OTHER (EXPENSE) INCOME, NET - Components of Other (Expense) Income (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Income and Expenses [Abstract]
Foreign currency loss	$ (3,525)	$ (4,113)	$ (6,834)	$ (5,202)	$ (6,618)	$ (4,001)	$ (4,659)
Equity income	632	520	2,855	1,587	2,579	409	0
Expected return on pension assets/amortization	2,829	2,490	8,879	7,470	9,834	9,491	9,079
Other miscellaneous income (expense)	1,265	660	1,058	1,449	3,073	629	(652)
Total other (expense) income, net	$ 1,201	$ (443)	$ 5,958	$ 5,304	$ 8,868	$ 6,528	$ 3,768